UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 91 data records

Form 13F Information Table Value Total:   110891(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1284    17885 SH       Sole                                      17885
AT&T Corp.                     COM              00206r102     1284    45003 SH       Sole                                      45003
Abbott Laboratories            COM              002824100     1812    35417 SH       Sole                      500             34917
Ace Limited                    COM              h0023r105     1066    17590 SH       Sole                     2100             15490
Alliant Energy Corp.           COM              018802108      256     6606 SH       Sole                                       6606
Altria Group Inc.              COM              02209s103     1168    43540 SH       Sole                                      43540
Anadarko Petroleum Corporation COM              032511107     2090    33147 SH       Sole                     1300             31847
Apache                         COM              037411105     1093    13618 SH       Sole                      600             13018
Apple Computer                 COM              037833100     4390    11512 SH       Sole                      300             11212
Baidu, Inc                     COM              056752108      206     1925 SH       Sole                                       1925
Bank of America Corp           COM              060505104      167    27160 SH       Sole                                      27160
Bank of Montreal               COM              063671101      526     9406 SH       Sole                                       9406
Barrick Gold                   COM              067901108      325     6950 SH       Sole                                       6950
Becton Dickinson & Co.         COM              075887109     1570    21405 SH       Sole                                      21405
Berkshire Hathaway Cl. B       COM              084670207      679     9548 SH       Sole                     1000              8548
Bristol-Myers Squibb Co.       COM              110122108      435    13850 SH       Sole                                      13850
Celgene Corporation            COM              151020104     1305    21065 SH       Sole                     2400             18665
Cenovus Energy Inc             COM              15135u109     1570    51115 SH       Sole                     1000             50115
Central Fund of Canada Limited COM              153501101      896    43300 SH       Sole                                      43300
Central GoldTrust              COM              153546106     4187    65595 SH       Sole                     3200             62395
Chevron Corp.                  COM              166764100     1690    18242 SH       Sole                      200             18042
Chubb Corp.                    COM              171232101     1154    19235 SH       Sole                     2550             16685
Church & Dwight Co.            COM              171340102      430     9718 SH       Sole                                       9718
Clarcor Inc                    COM              179895107      236     5700 SH       Sole                                       5700
Coca-Cola Co.                  COM              191216100      644     9525 SH       Sole                     2400              7125
Colgate Palmolive Co.          COM              194162103     2893    32620 SH       Sole                     1200             31420
Collection House               COM              Q2621Z109       14    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     2266    35775 SH       Sole                                      35775
CopyTele Inc                   COM              217721109        3    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      845    18575 SH       Sole                                      18575
Cross Timbers Royalty Trust    COM              22757r109      355     7950 SH       Sole                                       7950
DNP Select Income Fund         COM              23325p104      983    98222 SH       Sole                     8000             90222
E. I. du Pont de Nemours       COM              263534109     1744    43625 SH       Sole                     2100             41525
EMC Corp.                      COM              268648102      680    32355 SH       Sole                     1200             31155
Eldorado Gold Corp.            COM              284902103      266    15500 SH       Sole                                      15500
Exact Sciences Corporation     COM              30063p105      146    22000 SH       Sole                                      22000
Exxon Mobil                    COM              30231G102     3520    48461 SH       Sole                     1900             46561
Fastenal                       COM              311900104      506    15200 SH       Sole                                      15200
Firstenergy Corp.              COM              337932107     1445    32160 SH       Sole                                      32160
Fiserv Inc.                    COM              337738108      307     6037 SH       Sole                     1200              4837
Freeport McMoran CP & GLD Cl B COM              35671D857      681    22334 SH       Sole                      200             22134
Frontier Communications        COM              35906a108     1608   263036 SH       Sole                     5096            257940
General Dynamics               COM              369550108     1651    29020 SH       Sole                      200             28820
Gilead Sciences Inc.           COM              375558103     1627    41920 SH       Sole                     3350             38570
Google, Inc.                   COM              38259p508      389      755 SH       Sole                      100               655
GreenHaven Continuous Commodit COM              395258106     1324    43625 SH       Sole                     4100             39525
Hansen Nat Corp.               COM              411310105      903    10335 SH       Sole                      375              9960
Harris Cp                      COM              413875105     1141    33375 SH       Sole                     3400             29975
Healthcare Services            COM              421906108     1106    68500 SH       Sole                     2000             66500
IBM Corp.                      COM              459200101     3567    20396 SH       Sole                      700             19696
Integrys Energy Group          COM              45822p105     1738    35730 SH       Sole                     1400             34330
Intel Corp.                    COM              458140100     3802   178162 SH       Sole                     6500            171662
Johnson & Johnson              COM              478160104     3166    49694 SH       Sole                     2300             47394
KLA-Tencor Corp.               COM              482480100      510    13315 SH       Sole                     1900             11415
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2254    60949 SH       Sole                     2400             58549
Market Vectors ETF Tr Gold Min COM              57060u100     2053    37190 SH       Sole                     1500             35690
Market Vectors ETF Tr Jr Gold  COM              57060U589      241     8550 SH       Sole                                       8550
McDonalds Corp.                COM              580135101     1334    15188 SH       Sole                                      15188
Merge Technologies             COM              589499102     1298   213100 SH       Sole                                     213100
Microchip Technology Incorpora COM              595017104     1595    51255 SH       Sole                      700             50555
Monsanto Company               COM              61166w101      317     5270 SH       Sole                                       5270
Nestle S A Reg B ADR           COM              641069406     2680    48585 SH       Sole                     2200             46385
Newmont Mining                 COM              651639106     1913    30380 SH       Sole                                      30380
NovaGold Resources Inc.        COM              66987e206      197    30400 SH       Sole                                      30400
O'Reilly Automotive, Inc       COM              67103h107     1019    15290 SH       Sole                      500             14790
Occidental Petroleum Corp.     COM              674599105     1430    19993 SH       Sole                     1050             18943
Oracle Systems Corp.           COM              68389X105      392    13625 SH       Sole                                      13625
Penn West Petroleum Ltd        COM              707887105      332    22450 SH       Sole                                      22450
Pepsico, Inc.                  COM              713448108     1988    32108 SH       Sole                      200             31908
Pfizer, Inc.                   COM              717081103      843    47659 SH       Sole                                      47659
Philip Morris International    COM              718172109      243     3882 SH       Sole                                       3882
Potash Corporation of Saskatch COM              73755l107      347     8020 SH       Sole                                       8020
ProShares UltraShort Lehman 20 COM              74347R297      844    43365 SH       Sole                                      43365
Procter & Gamble Co.           COM              742718109     3245    51351 SH       Sole                     2192             49159
Raytheon Co.                   COM              755111507      605    14795 SH       Sole                     1400             13395
Republic Services, Inc.        COM              760759100     1213    43225 SH       Sole                     3000             40225
Rydex ETF Trust Australian Dol COM              23129u101      369     3800 SH       Sole                      300              3500
Rydex ETF Trust Canadian Dolla COM              23129x105      219     2300 SH       Sole                                       2300
Schlumberger Ltd.              COM              806857108     1687    28240 SH       Sole                                      28240
Stericycle Inc                 COM              858912108     1853    22950 SH       Sole                                      22950
Suncor Energy                  COM              867224107      316    12400 SH       Sole                                      12400
Transglobe Energy Corp.        COM              893662106      129    16000 SH       Sole                                      16000
Unilever                       COM              904767704      638    20450 SH       Sole                     3000             17450
United Technologies Corp.      COM              913017109      941    13365 SH       Sole                     1200             12165
Varian Medical Sys Inc.        COM              92220P105      238     4550 SH       Sole                                       4550
Verizon Communications         COM              92343V104     3429    93174 SH       Sole                     4200             88974
Vista Gold                     COM              927926204      198    59000 SH       Sole                                      59000
Vodafone Group PLC             COM              92857W209     2048    79800 SH       Sole                     5600             74200
Wal-Mart Stores                COM              931142103     2506    48284 SH       Sole                     1800             46484
Walgreen Co.                   COM              931422109      329     9990 SH       Sole                                       9990